STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2024
STOCKHOLDERS' DEFICIT:
Schedule of equity financing agreement

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/8/2024	52,162,997	$44,736	$0.000858	$40,580
2/29/2024	178,571,428	100,000	$0.000560	100,000
8/19/2024	55,555,556	40,000	$.0007200	36,175
		$184,376		$176,755

* Issued shares pursuant to an individual stock purchase agreement with an unrelated investor (not under 2022 EFA)